Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2020		Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019		Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers	$ 533,000					$ 105,000						$ 1,404,943		$ 0		$ 0
Net derivative gains	0	[1]				1,000	[1]					227	[2]	0	[2]	0	[2]
Revenues	533,000		$ 612,457	$ 386,559	$ 300,073	106,081		$ 0	$ 0	$ 0	$ 0	1,405,170		0		0
LNG [Member]
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers	343,000	[3]				12,000	[3]					678,843		0		0
Revenues	343,000					13,000						679,070		0		0
LNG—affiliate [Member]
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers	$ 190,000					$ 93,000						$ 726,100		$ 0		$ 0

[1]	See Note 6—Derivative Instruments for additional information about our derivatives.
[2]	See Note 7—Derivative Instruments for additional information about our derivatives.
[3]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. If contractually the customer cannot make up unexercised quantities in future periods, our performance obligation with respect to declined volumes is satisfied, and revenue associated with any unexercised quantities is generally recognized upon notice of customer cancellation